Taxation - Schedule of Significant Components of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax losses	$ 5,298,347	$ 10,574,640
Allowance for credit losses	2,730,841	1,866,187
Accrued expenses	1,462,159	854,045
Written-down of inventories	333,689	312,247
Non-deductible education expense	745	713
Advertising costs	209	200
Lease liabilities	9,011	189,650
Amortization of intangible assets	903,091	994,517
Valuation allowance	(10,728,558)	(14,590,077)	$ (18,479,549)
Total deferred tax assets	9,534	202,122
Deferred tax liabilities:
Right-of-use assets	(9,534)	(202,122)
Deferred tax assets, net